Provision for Income Taxes (Tables)	12 Months Ended
Apr. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the provision (benefit) for income taxes are as follows (in thousands):

	Year Ended April 30, 2015
	Federal	State	Foreign	Total
Current	$—	$3	$124	$127
Deferred	(25,948)	(1,771)	8	(27,711)
Change in valuation allowance	25,948	1,771	(8)	27,711
Total	$—	$3	$124	$127

	Year Ended April 30, 2014
	Federal	State	Foreign	Total
Current	$—	$5	$12	$17
Deferred	(2,015)	(148)	—	(2,163)
Change in valuation allowance	2,015	148	—	2,163
Total	$—	$5	$12	$17

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the Company’s effective tax rate and the United States statutory tax rate for the years ended April 30, 2015 and 2014 is as follows:

	Year Ended April 30,
	2015	2014
Federal income tax at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	2.6	2.1
Permanent differences	0.9	(5.6)
Increase in uncertain tax position	(0.8)	—
Other	(6.9)	(2.1)
Change in valuation allowance	(30.8)	(27.2)
Changes in tax rates	—	(1.4)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2015 and 2014 consist of the following (in thousands):

	As of April 30,
	2015	2014
Accrued liabilities	$21	$38
Depreciation and amortization	—	9
State taxes	1	1
Stock-based compensation expense	4,803	4,511
Capitalized research and development costs	433	556
Foreign net operating loss carry-forward	235	244
Net operating loss carry-forward	9,719	5,608
Total deferred tax assets	15,212	10,968
Less: Valuation allowance	(15,212)	(10,968)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended April 30, 2015 and 2014 in thousands:

	Year Ended April 30,
	2015	2014
Balance, beginning of the year	$—	$—
Addition based on tax positions related to prior years	21	—
Addition based on tax positions related to current year	79	—
Balance, end of year	$100	$—